Financial Assets at Amortized Cost - Schedule of Financial Assets at Amortized Cost (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Corporate bonds	$ 190,567.8	$ 145,960.6
Current portion	101,971.3	66,761.2	$ 3,109.8
Noncurrent portion	88,596.5	79,199.4	$ 2,701.9
Corporate bonds [member]
Disclosure of financial assets [line items]
Corporate bonds	172,092.0	113,851.9
Less: Allowance for impairment loss	(125.4)	(82.7)
Commercial paper [member]
Disclosure of financial assets [line items]
Debt instruments held	14,221.7	18,387.9
Government bonds/Agency bonds [member]
Disclosure of financial assets [line items]
Debt instruments held	$ 4,379.5	$ 13,803.5